Income Taxes - Reconciliation of income tax to statutory rate (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
A reconciliation of income tax expenses to the amount of income tax benefit at the statutory rate
Income tax expenses (benefit) at the statutory rate	¥ 14,286	¥ (33,580)	¥ (8,923)
Increase (reduction) in taxes resulting from:
Non-deductible share-based compensation expense	1,502	29,047	38,631
Deferred offering costs	(11,449)	(17,323)	(19,707)
Change in valuation allowance	(19,371)	15,982	(15,139)
Different tax rates in different jurisdictions	6,491	2,844	2,541
Disallowed losses	6,273	2,748	2,455
Other	¥ 2,268	¥ 282	¥ 142